Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 28,926	$ 22,995	$ 20,129	$ 21,541	$ 15,935	$ 14,111	$ 12,987	$ 11,220	$ 9,482	$ 9,425	$ 33,188
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	28,906	22,979	20,266	21,848	16,288	14,527	13,473	11,730	9,989	10,000	$ 33,165
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	30,020	23,922	20,994	22,516	16,704	14,826	13,677	11,846	10,038	10,000	$ 34,348
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	31,763	25,163	21,948	23,403	17,252	15,216	13,949	12,001	10,099	10,000	$ 36,567
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	31,390	24,892	21,733	23,199	17,123	15,122	13,883	11,963	10,088	10,000	$ 36,108
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000	$ 35,989